LOANS, FINANCING AND DEBENTURES - Breakdown by currency (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 75,205,937	R$ 79,628,629	R$ 72,899,882
Brazilian Reais
LOANS, FINANCING AND DEBENTURES
Borrowings	13,213,976	13,629,978
U.S. Dollar
LOANS, FINANCING AND DEBENTURES
Borrowings	61,974,010	65,972,300
Currency basket
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 17,951	R$ 26,351